Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Commitments and Contingencies
We are involved in litigation arising in the ordinary course of business, none of which is expected to result in material loss.
Minimum payments on noncancelable leases at December 31, 2010, were: 2011, $18.6 million; 2012, $18.2 million; 2013, $18.1 million; 2014, $18.5 million; 2015, $15.9 million; and later years, $33.8 million. We expect our operating leases will be replaced with leases for similar facilities upon their expiration. Rental expense for cancelable and noncancelable leases was $20.5 million in 2010, $16.2 million in 2009 and $16.4 million in 2008.
In the ordinary course of business, we enter into long-term contracts to obtain satellite transmission rights or to obtain other services. Liabilities for such commitments are recorded when the related services are rendered. Minimum payments on such contractual commitments at December 31, 2010, were: 2011, $62.0 million; 2012, $43.4 million; 2013, $35.5 million; 2014, $29.1 million; 2015, $20.5 million; and later years, $32.3 million. We expect these contracts will be replaced with similar contracts upon their expiration.